Notes and advances payable	3 Months Ended
Mar. 31, 2012
Notes and advances payable [Abstract]
Notes and advances payable

7. Notes and advances payable

Notes payable consist of the following as of December 31, 2011 and March 31, 2012:

	2011	2012
Officers, directors and affiliates:
Notes and advances payable, interest at 8.0%, due on demand	$24,319	$25,069
Notes and advances payable, interest at 9.7%, due on demand	85,000	85,000
Note payable, interest at 12.0%, due March 2013	—	125,000

Total officers, directors and affiliates	109,319	235,069

Unrelated parties:
Note payable, interest at 12.0%, due March 2013	—	250,000
Notes payable, interest at 12.0%, due March 2013	250,000	—

Total unrelated parties	250,000	250,000

Total notes and advance payable	$359,319	$485,069

All of the notes payable shown above are unsecured. Accrued interest on notes and advances payable amounted to $88,303 as of December 31, 2011 and $99,109 as of March 31, 2012.